SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business and Fiscal Period (Details)	12 Months Ended
	Dec. 31, 2017 Location Property Line Segment	Dec. 30, 2016	Jan. 01, 2016
Significant Accounting Policies [Line Items]
Number of business segments | Segment	3
Number of primary sources of revenues generated | Line	4
Percent of the assets, liabilities, revenues, expenses and cash flows discussed	100.00%
Fiscal period duration, additional days in reporting period	2 days
Fiscal period duration	366 days	364 days	364 days
Minimum
Significant Accounting Policies [Line Items]
Number of properties | Property	65
Operations located outside the United States
Significant Accounting Policies [Line Items]
Number of countries and territories in which company operates | Location	9